Fair Value of Financial Instruments (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
US Agency And Other Governmental Debentures- Current [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable debt securities, available for sale	$ 423
Corporate Debentures [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	9,575
Marketable debt securities, available for sale	8,953
Marketable debt securities, trading	$ 622